DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total debt	€ 2,630,011	€ 2,724,745
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,487,110	1,835,022
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	900,213	761,164
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	56,210	62,290
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	154,419	28,553
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	32,059	37,716
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	516,119	889,228
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	9,239	500,417
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	343,119	306,169
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	14,783	16,373
Due within one year | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	116,919	28,553
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	32,059	37,716
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,595,198	1,519,532
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	1,028,686	1,034,605
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	499,280	454,995
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	29,732	29,932
Due between one and five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	37,500	0
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt	518,694	315,985
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	449,185	300,000
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	57,814	0
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	11,695	15,985
Due beyond five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	€ 0